Shareholder Report		12 Months Ended
	Sep. 01, 2025	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key		0000926425
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000016765
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class A
Trading Symbol		SPDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 6.70% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.34% and 0.60%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 8.14%.

The Fund’s underweight in equities relative to fixed income was the largest detractor from relative performance versus the S& P Target Risk Conservative Index, reflecting stocks’ strong outperformance versus bonds in the annual period. Within equities, the Fund’s overweight in U.S. large caps contributed positively. However, underweights in developed-market international and emerging-market stocks detracted.

In fixed income, allocations to categories that are not represented in the S&P Target Risk Conservative Index, including emerging-market debt, high yield bonds, investment-grade corporates, and securitized assets, contributed to relative performance. Credit-oriented market segments performed well in the period, reflecting investors’ strong appetite for risk. An overweight in developed-market international bonds detracted from relative performance, as yields climbed in the latter half of the period on growing concerns about stubborn inflation and rising government debt.

The Fund’s allocation to real assets and alternatives—which includes commodity futures, U.S. REITs, global REITs, global infrastructure, and natural resources equities—was an additional contributor. Commodities performed particularly well due to the supply disruptions caused by the conflict in Iran, and natural resources stocks were boosted by both the strength in commodity prices and the rally in the broader equity market.

The Fund used derivatives to adjust its positioning and take advantage of tactical opportunities. Derivatives made a positive net contribution. Equity-index futures were positive in aggregate, while interest-rate futures had only a minor effect. Currency futures had a modest negative impact overall.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'16	$9,425	$10,000	$10,000	$10,000
'16	$9,447	$10,077	$10,055	$10,023
'16	$9,339	$9,881	$9,776	$9,898
'16	$9,300	$9,988	$9,388	$9,770
'16	$9,414	$10,204	$9,344	$9,857
'17	$9,515	$10,482	$9,450	$9,931
'17	$9,686	$10,770	$9,494	$10,075
'17	$9,697	$10,898	$9,509	$10,126
'17	$9,814	$11,072	$9,616	$10,239
'17	$9,931	$11,293	$9,765	$10,357
'17	$9,896	$11,362	$9,756	$10,376
'17	$10,076	$11,673	$9,920	$10,495
'17	$10,115	$11,715	$10,019	$10,568
'17	$10,188	$11,968	$9,929	$10,606
'17	$10,251	$12,209	$9,891	$10,699
'17	$10,322	$12,448	$10,001	$10,745
'17	$10,414	$12,653	$10,035	$10,812
'18	$10,603	$13,335	$10,155	$10,934
'18	$10,319	$12,779	$10,065	$10,703
'18	$10,270	$12,541	$10,172	$10,724
'18	$10,262	$12,657	$10,009	$10,680
'18	$10,310	$12,708	$9,933	$10,725
'18	$10,284	$12,631	$9,889	$10,709
'18	$10,395	$12,976	$9,873	$10,826
'18	$10,499	$13,095	$9,883	$10,884
'18	$10,496	$13,115	$9,798	$10,863
'18	$10,025	$12,086	$9,688	$10,554
'18	$10,080	$12,254	$9,719	$10,640
'18	$9,750	$11,366	$9,915	$10,518
'19	$10,208	$12,290	$10,066	$10,848
'19	$10,360	$12,632	$10,008	$10,946
'19	$10,502	$12,760	$10,133	$11,132
'19	$10,663	$13,181	$10,103	$11,263
'19	$10,462	$12,394	$10,240	$11,166
'19	$10,805	$13,188	$10,467	$11,479
'19	$10,838	$13,227	$10,438	$11,513
'19	$10,887	$12,891	$10,650	$11,633
'19	$10,932	$13,161	$10,542	$11,677
'19	$11,055	$13,524	$10,612	$11,788
'19	$11,136	$13,861	$10,532	$11,858
'19	$11,320	$14,355	$10,593	$11,989
'20	$11,345	$14,163	$10,728	$12,081
'20	$11,009	$13,001	$10,801	$11,892
'20	$9,998	$11,125	$10,559	$11,241
'20	$10,526	$12,352	$10,766	$11,685
'20	$10,830	$12,923	$10,813	$11,972
'20	$10,992	$13,337	$10,909	$12,145
'20	$11,357	$14,028	$11,257	$12,458
'20	$11,581	$14,880	$11,240	$12,630
'20	$11,386	$14,422	$11,200	$12,507
'20	$11,277	$14,110	$11,210	$12,395
'20	$11,944	$15,901	$11,414	$12,921
'20	$12,229	$16,696	$11,567	$13,148
'21	$12,212	$16,674	$11,466	$13,082
'21	$12,280	$17,126	$11,268	$13,066
'21	$12,400	$17,568	$11,051	$13,133
'21	$12,666	$18,327	$11,191	$13,370
'21	$12,795	$18,603	$11,296	$13,457
'21	$12,932	$18,825	$11,196	$13,569
'21	$13,019	$18,915	$11,345	$13,702
'21	$13,139	$19,382	$11,298	$13,789
'21	$12,851	$18,614	$11,098	$13,523
'21	$13,119	$19,514	$11,071	$13,724
'21	$12,920	$18,985	$11,038	$13,650
'21	$13,203	$19,736	$11,023	$13,803
'22	$12,753	$18,708	$10,797	$13,425
'22	$12,523	$18,282	$10,669	$13,190
'22	$12,501	$18,654	$10,344	$13,032
'22	$11,836	$17,173	$9,777	$12,393
'22	$11,882	$17,181	$9,804	$12,459
'22	$11,298	$15,698	$9,489	$11,990
'22	$11,789	$16,816	$9,691	$12,459
'22	$11,446	$16,222	$9,308	$12,052
'22	$10,728	$14,653	$8,830	$11,387
'22	$10,942	$15,552	$8,769	$11,526
'22	$11,521	$16,733	$9,182	$12,149
'22	$11,237	$16,096	$9,232	$11,873
'23	$11,744	$17,282	$9,535	$12,407
'23	$11,415	$16,801	$9,218	$12,075
'23	$11,684	$17,208	$9,509	$12,395
'23	$11,741	$17,424	$9,551	$12,498
'23	$11,590	$17,211	$9,365	$12,365
'23	$11,841	$18,212	$9,364	$12,581
'23	$12,012	$18,909	$9,429	$12,716
'23	$11,832	$18,364	$9,300	$12,561
'23	$11,492	$17,591	$9,028	$12,201
'23	$11,282	$17,001	$8,920	$11,980
'23	$11,968	$18,570	$9,370	$12,656
'23	$12,470	$19,550	$9,759	$13,171
'24	$12,421	$19,591	$9,625	$13,206
'24	$12,518	$20,406	$9,504	$13,241
'24	$12,790	$21,050	$9,556	$13,466
'24	$12,377	$20,334	$9,315	$13,115
'24	$12,760	$21,158	$9,437	$13,444
'24	$12,855	$21,543	$9,451	$13,582
'24	$13,161	$21,993	$9,712	$13,880
'24	$13,378	$22,504	$9,941	$14,112
'24	$13,587	$23,020	$10,111	$14,334
'24	$13,230	$22,485	$9,772	$14,023
'24	$13,548	$23,360	$9,805	$14,296
'24	$13,244	$22,734	$9,595	$14,039
'25	$13,398	$23,475	$9,649	$14,222
'25	$13,511	$23,268	$9,787	$14,395
'25	$13,268	$22,369	$9,847	$14,233
'25	$13,278	$22,584	$10,137	$14,309
'25	$13,526	$23,890	$10,101	$14,521
'25	$13,863	$24,974	$10,292	$14,872
'25	$13,884	$25,307	$10,139	$14,905
'25	$14,102	$26,004	$10,286	$15,155
'25	$14,342	$26,899	$10,354	$15,420
'25	$14,478	$27,443	$10,327	$15,590
'25	$14,551	$27,478	$10,351	$15,667
'25	$14,542	$27,765	$10,378	$15,688
'26	$14,725	$28,680	$10,475	$15,871
'26	$14,919	$29,134	$10,593	$16,122
'26	$14,467	$27,006	$10,267	$15,608
'26	$14,845	$29,736	$10,395	$16,087
'26	$15,075	$31,221	$10,430	$16,342
'26	$15,070	$31,027	$10,356	$16,354
'26	$14,885	$30,946	$10,301	$16,215
'26	$15,047	$31,813	$10,348	$16,389

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	6.70%	2.75%	4.79%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	0.56%	1.54%	4.17%
MSCI ACWI All Cap Index	22.34%	10.42%	12.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
S&P Target Risk Conservative Index	8.14%	3.52%	5.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 56,689,196
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 40,494
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	56,689,196
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	40,494

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	19%
DWS High Income Fund	10%
DWS Emerging Markets Fixed Income Fund	8%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	51%
iShares GNMA Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares U.S. Treasury Bond ETF	8%
VanEck JPMorgan EM Local Currency Bond ETF	6%
Vanguard Total International Bond ETF	5%
Vanguard Intermediate-Term Corporate Bond ETF	3%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	23%
DWS Equity 500 Index Fund	16%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	1%
DWS Core Equity Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	4%
iShares MSCI Japan ETF	1%
iShares Core MSCI Europe ETF	1%
Vanguard S&P 500 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares Russell 2000 ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.97%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.97%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016768
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class C
Trading Symbol		SPDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

Gross expense ratio as of the latest prospectus: 1.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 5.94% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.34% and 0.60%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 8.14%.

The Fund’s underweight in equities relative to fixed income was the largest detractor from relative performance versus the S& P Target Risk Conservative Index, reflecting stocks’ strong outperformance versus bonds in the annual period. Within equities, the Fund’s overweight in U.S. large caps contributed positively. However, underweights in developed-market international and emerging-market stocks detracted.

In fixed income, allocations to categories that are not represented in the S&P Target Risk Conservative Index, including emerging-market debt, high yield bonds, investment-grade corporates, and securitized assets, contributed to relative performance. Credit-oriented market segments performed well in the period, reflecting investors’ strong appetite for risk. An overweight in developed-market international bonds detracted from relative performance, as yields climbed in the latter half of the period on growing concerns about stubborn inflation and rising government debt.

The Fund’s allocation to real assets and alternatives—which includes commodity futures, U.S. REITs, global REITs, global infrastructure, and natural resources equities—was an additional contributor. Commodities performed particularly well due to the supply disruptions caused by the conflict in Iran, and natural resources stocks were boosted by both the strength in commodity prices and the rally in the broader equity market.

The Fund used derivatives to adjust its positioning and take advantage of tactical opportunities. Derivatives made a positive net contribution. Equity-index futures were positive in aggregate, while interest-rate futures had only a minor effect. Currency futures had a modest negative impact overall.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,020	$10,077	$10,055	$10,023
'16	$9,898	$9,881	$9,776	$9,898
'16	$9,857	$9,988	$9,388	$9,770
'16	$9,966	$10,204	$9,344	$9,857
'17	$10,073	$10,482	$9,450	$9,931
'17	$10,246	$10,770	$9,494	$10,075
'17	$10,255	$10,898	$9,509	$10,126
'17	$10,371	$11,072	$9,616	$10,239
'17	$10,478	$11,293	$9,765	$10,357
'17	$10,446	$11,362	$9,756	$10,376
'17	$10,628	$11,673	$9,920	$10,495
'17	$10,661	$11,715	$10,019	$10,568
'17	$10,726	$11,968	$9,929	$10,606
'17	$10,792	$12,209	$9,891	$10,699
'17	$10,850	$12,448	$10,001	$10,745
'17	$10,943	$12,653	$10,035	$10,812
'18	$11,142	$13,335	$10,155	$10,934
'18	$10,827	$12,779	$10,065	$10,703
'18	$10,772	$12,541	$10,172	$10,724
'18	$10,755	$12,657	$10,009	$10,680
'18	$10,805	$12,708	$9,933	$10,725
'18	$10,766	$12,631	$9,889	$10,709
'18	$10,875	$12,976	$9,873	$10,826
'18	$10,983	$13,095	$9,883	$10,884
'18	$10,967	$13,115	$9,798	$10,863
'18	$10,467	$12,086	$9,688	$10,554
'18	$10,517	$12,254	$9,719	$10,640
'18	$10,177	$11,366	$9,915	$10,518
'19	$10,646	$12,290	$10,066	$10,848
'19	$10,797	$12,632	$10,008	$10,946
'19	$10,933	$12,760	$10,133	$11,132
'19	$11,100	$13,181	$10,103	$11,263
'19	$10,874	$12,394	$10,240	$11,166
'19	$11,228	$13,188	$10,467	$11,479
'19	$11,253	$13,227	$10,438	$11,513
'19	$11,295	$12,891	$10,650	$11,633
'19	$11,338	$13,161	$10,542	$11,677
'19	$11,456	$13,524	$10,612	$11,788
'19	$11,541	$13,861	$10,532	$11,858
'19	$11,718	$14,355	$10,593	$11,989
'20	$11,735	$14,163	$10,728	$12,081
'20	$11,379	$13,001	$10,801	$11,892
'20	$10,339	$11,125	$10,559	$11,241
'20	$10,875	$12,352	$10,766	$11,685
'20	$11,173	$12,923	$10,813	$11,972
'20	$11,336	$13,337	$10,909	$12,145
'20	$11,712	$14,028	$11,257	$12,458
'20	$11,926	$14,880	$11,240	$12,630
'20	$11,720	$14,422	$11,200	$12,507
'20	$11,600	$14,110	$11,210	$12,395
'20	$12,286	$15,901	$11,414	$12,921
'20	$12,564	$16,696	$11,567	$13,148
'21	$12,546	$16,674	$11,466	$13,082
'21	$12,599	$17,126	$11,268	$13,066
'21	$12,716	$17,568	$11,051	$13,133
'21	$12,989	$18,327	$11,191	$13,370
'21	$13,112	$18,603	$11,296	$13,457
'21	$13,246	$18,825	$11,196	$13,569
'21	$13,317	$18,915	$11,345	$13,702
'21	$13,440	$19,382	$11,298	$13,789
'21	$13,129	$18,614	$11,098	$13,523
'21	$13,403	$19,514	$11,071	$13,724
'21	$13,191	$18,985	$11,038	$13,650
'21	$13,463	$19,736	$11,023	$13,803
'22	$13,004	$18,708	$10,797	$13,425
'22	$12,761	$18,282	$10,669	$13,190
'22	$12,723	$18,654	$10,344	$13,032
'22	$12,047	$17,173	$9,777	$12,393
'22	$12,084	$17,181	$9,804	$12,459
'22	$11,486	$15,698	$9,489	$11,990
'22	$11,976	$16,816	$9,691	$12,459
'22	$11,618	$16,222	$9,308	$12,052
'22	$10,887	$14,653	$8,830	$11,387
'22	$11,095	$15,552	$8,769	$11,526
'22	$11,672	$16,733	$9,182	$12,149
'22	$11,382	$16,096	$9,232	$11,873
'23	$11,885	$17,282	$9,535	$12,407
'23	$11,543	$16,801	$9,218	$12,075
'23	$11,803	$17,208	$9,509	$12,395
'23	$11,860	$17,424	$9,551	$12,498
'23	$11,698	$17,211	$9,365	$12,365
'23	$11,948	$18,212	$9,364	$12,581
'23	$12,101	$18,909	$9,429	$12,716
'23	$11,920	$18,364	$9,300	$12,561
'23	$11,565	$17,591	$9,028	$12,201
'23	$11,354	$17,001	$8,920	$11,980
'23	$12,034	$18,570	$9,370	$12,656
'23	$12,525	$19,550	$9,759	$13,171
'24	$12,476	$19,591	$9,625	$13,206
'24	$12,564	$20,406	$9,504	$13,241
'24	$12,833	$21,050	$9,556	$13,466
'24	$12,409	$20,334	$9,315	$13,115
'24	$12,783	$21,158	$9,437	$13,444
'24	$12,874	$21,543	$9,451	$13,582
'24	$13,170	$21,993	$9,712	$13,880
'24	$13,378	$22,504	$9,941	$14,112
'24	$13,581	$23,020	$10,111	$14,334
'24	$13,204	$22,485	$9,772	$14,023
'24	$13,522	$23,360	$9,805	$14,296
'24	$13,213	$22,734	$9,595	$14,039
'25	$13,346	$23,475	$9,649	$14,222
'25	$13,459	$23,268	$9,787	$14,395
'25	$13,203	$22,369	$9,847	$14,233
'25	$13,213	$22,584	$10,137	$14,309
'25	$13,449	$23,890	$10,101	$14,521
'25	$13,770	$24,974	$10,292	$14,872
'25	$13,781	$25,307	$10,139	$14,905
'25	$13,998	$26,004	$10,286	$15,155
'25	$14,220	$26,899	$10,354	$15,420
'25	$14,344	$27,443	$10,327	$15,590
'25	$14,406	$27,478	$10,351	$15,667
'25	$14,393	$27,765	$10,378	$15,688
'26	$14,562	$28,680	$10,475	$15,871
'26	$14,754	$29,134	$10,593	$16,122
'26	$14,295	$27,006	$10,267	$15,608
'26	$14,658	$29,736	$10,395	$16,087
'26	$14,885	$31,221	$10,430	$16,342
'26	$14,863	$31,027	$10,356	$16,354
'26	$14,669	$30,946	$10,301	$16,215
'26	$14,829	$31,813	$10,348	$16,389

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	5.94%	1.99%	4.02%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.98%	1.99%	4.02%
MSCI ACWI All Cap Index	22.34%	10.42%	12.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
S&P Target Risk Conservative Index	8.14%	3.52%	5.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 56,689,196
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 40,494
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	56,689,196
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	40,494

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	19%
DWS High Income Fund	10%
DWS Emerging Markets Fixed Income Fund	8%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	51%
iShares GNMA Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares U.S. Treasury Bond ETF	8%
VanEck JPMorgan EM Local Currency Bond ETF	6%
Vanguard Total International Bond ETF	5%
Vanguard Intermediate-Term Corporate Bond ETF	3%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	23%
DWS Equity 500 Index Fund	16%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	1%
DWS Core Equity Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	4%
iShares MSCI Japan ETF	1%
iShares Core MSCI Europe ETF	1%
Vanguard S&P 500 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares Russell 2000 ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.72%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.72%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016769
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class S
Trading Symbol		SPBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$49	0.47%

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.00% for the period ended August 31, 2026. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.34% and 0.60%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 8.14%.

The Fund’s underweight in equities relative to fixed income was the largest detractor from relative performance versus the S& P Target Risk Conservative Index, reflecting stocks’ strong outperformance versus bonds in the annual period. Within equities, the Fund’s overweight in U.S. large caps contributed positively. However, underweights in developed-market international and emerging-market stocks detracted.

In fixed income, allocations to categories that are not represented in the S&P Target Risk Conservative Index, including emerging-market debt, high yield bonds, investment-grade corporates, and securitized assets, contributed to relative performance. Credit-oriented market segments performed well in the period, reflecting investors’ strong appetite for risk. An overweight in developed-market international bonds detracted from relative performance, as yields climbed in the latter half of the period on growing concerns about stubborn inflation and rising government debt.

The Fund’s allocation to real assets and alternatives—which includes commodity futures, U.S. REITs, global REITs, global infrastructure, and natural resources equities—was an additional contributor. Commodities performed particularly well due to the supply disruptions caused by the conflict in Iran, and natural resources stocks were boosted by both the strength in commodity prices and the rally in the broader equity market.

The Fund used derivatives to adjust its positioning and take advantage of tactical opportunities. Derivatives made a positive net contribution. Equity-index futures were positive in aggregate, while interest-rate futures had only a minor effect. Currency futures had a modest negative impact overall.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,030	$10,077	$10,055	$10,023
'16	$9,915	$9,881	$9,776	$9,898
'16	$9,882	$9,988	$9,388	$9,770
'16	$9,992	$10,204	$9,344	$9,857
'17	$10,116	$10,482	$9,450	$9,931
'17	$10,298	$10,770	$9,494	$10,075
'17	$10,308	$10,898	$9,509	$10,126
'17	$10,433	$11,072	$9,616	$10,239
'17	$10,558	$11,293	$9,765	$10,357
'17	$10,527	$11,362	$9,756	$10,376
'17	$10,718	$11,673	$9,920	$10,495
'17	$10,760	$11,715	$10,019	$10,568
'17	$10,845	$11,968	$9,929	$10,606
'17	$10,912	$12,209	$9,891	$10,699
'17	$10,987	$12,448	$10,001	$10,745
'17	$11,084	$12,653	$10,035	$10,812
'18	$11,295	$13,335	$10,155	$10,934
'18	$10,991	$12,779	$10,065	$10,703
'18	$10,946	$12,541	$10,172	$10,724
'18	$10,937	$12,657	$10,009	$10,680
'18	$10,997	$12,708	$9,933	$10,725
'18	$10,968	$12,631	$9,889	$10,709
'18	$11,087	$12,976	$9,873	$10,826
'18	$11,197	$13,095	$9,883	$10,884
'18	$11,192	$13,115	$9,798	$10,863
'18	$10,697	$12,086	$9,688	$10,554
'18	$10,757	$12,254	$9,719	$10,640
'18	$10,411	$11,366	$9,915	$10,518
'19	$10,900	$12,290	$10,066	$10,848
'19	$11,071	$12,632	$10,008	$10,946
'19	$11,213	$12,760	$10,133	$11,132
'19	$11,394	$13,181	$10,103	$11,263
'19	$11,178	$12,394	$10,240	$11,166
'19	$11,545	$13,188	$10,467	$11,479
'19	$11,588	$13,227	$10,438	$11,513
'19	$11,640	$12,891	$10,650	$11,633
'19	$11,687	$13,161	$10,542	$11,677
'19	$11,827	$13,524	$10,612	$11,788
'19	$11,915	$13,861	$10,532	$11,858
'19	$12,111	$14,355	$10,593	$11,989
'20	$12,146	$14,163	$10,728	$12,081
'20	$11,786	$13,001	$10,801	$11,892
'20	$10,709	$11,125	$10,559	$11,241
'20	$11,274	$12,352	$10,766	$11,685
'20	$11,601	$12,923	$10,813	$11,972
'20	$11,773	$13,337	$10,909	$12,145
'20	$12,174	$14,028	$11,257	$12,458
'20	$12,414	$14,880	$11,240	$12,630
'20	$12,212	$14,422	$11,200	$12,507
'20	$12,096	$14,110	$11,210	$12,395
'20	$12,812	$15,901	$11,414	$12,921
'20	$13,118	$16,696	$11,567	$13,148
'21	$13,108	$16,674	$11,466	$13,082
'21	$13,182	$17,126	$11,268	$13,066
'21	$13,309	$17,568	$11,051	$13,133
'21	$13,605	$18,327	$11,191	$13,370
'21	$13,743	$18,603	$11,296	$13,457
'21	$13,900	$18,825	$11,196	$13,569
'21	$13,993	$18,915	$11,345	$13,702
'21	$14,122	$19,382	$11,298	$13,789
'21	$13,812	$18,614	$11,098	$13,523
'21	$14,110	$19,514	$11,071	$13,724
'21	$13,896	$18,985	$11,038	$13,650
'21	$14,199	$19,736	$11,023	$13,803
'22	$13,724	$18,708	$10,797	$13,425
'22	$13,477	$18,282	$10,669	$13,190
'22	$13,451	$18,654	$10,344	$13,032
'22	$12,744	$17,173	$9,777	$12,393
'22	$12,794	$17,181	$9,804	$12,459
'22	$12,171	$15,698	$9,489	$11,990
'22	$12,701	$16,816	$9,691	$12,459
'22	$12,331	$16,222	$9,308	$12,052
'22	$11,563	$14,653	$8,830	$11,387
'22	$11,795	$15,552	$8,769	$11,526
'22	$12,420	$16,733	$9,182	$12,149
'22	$12,121	$16,096	$9,232	$11,873
'23	$12,668	$17,282	$9,535	$12,407
'23	$12,313	$16,801	$9,218	$12,075
'23	$12,601	$17,208	$9,509	$12,395
'23	$12,673	$17,424	$9,551	$12,498
'23	$12,520	$17,211	$9,365	$12,365
'23	$12,789	$18,212	$9,364	$12,581
'23	$12,963	$18,909	$9,429	$12,716
'23	$12,779	$18,364	$9,300	$12,561
'23	$12,408	$17,591	$9,028	$12,201
'23	$12,192	$17,001	$8,920	$11,980
'23	$12,944	$18,570	$9,370	$12,656
'23	$13,475	$19,550	$9,759	$13,171
'24	$13,433	$19,591	$9,625	$13,206
'24	$13,539	$20,406	$9,504	$13,241
'24	$13,830	$21,050	$9,556	$13,466
'24	$13,394	$20,334	$9,315	$13,115
'24	$13,809	$21,158	$9,437	$13,444
'24	$13,920	$21,543	$9,451	$13,582
'24	$14,252	$21,993	$9,712	$13,880
'24	$14,488	$22,504	$9,941	$14,112
'24	$14,724	$23,020	$10,111	$14,334
'24	$14,325	$22,485	$9,772	$14,023
'24	$14,681	$23,360	$9,805	$14,296
'24	$14,361	$22,734	$9,595	$14,039
'25	$14,517	$23,475	$9,649	$14,222
'25	$14,651	$23,268	$9,787	$14,395
'25	$14,385	$22,369	$9,847	$14,233
'25	$14,407	$22,584	$10,137	$14,309
'25	$14,677	$23,890	$10,101	$14,521
'25	$15,041	$24,974	$10,292	$14,872
'25	$15,064	$25,307	$10,139	$14,905
'25	$15,312	$26,004	$10,286	$15,155
'25	$15,571	$26,899	$10,354	$15,420
'25	$15,719	$27,443	$10,327	$15,590
'25	$15,799	$27,478	$10,351	$15,667
'25	$15,801	$27,765	$10,378	$15,688
'26	$15,999	$28,680	$10,475	$15,871
'26	$16,223	$29,134	$10,593	$16,122
'26	$15,729	$27,006	$10,267	$15,608
'26	$16,142	$29,736	$10,395	$16,087
'26	$16,404	$31,221	$10,430	$16,342
'26	$16,397	$31,027	$10,356	$16,354
'26	$16,195	$30,946	$10,301	$16,215
'26	$16,384	$31,813	$10,348	$16,389

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.00%	3.02%	5.06%
MSCI ACWI All Cap Index	22.34%	10.42%	12.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
S&P Target Risk Conservative Index	8.14%	3.52%	5.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 56,689,196
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 40,494
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	56,689,196
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	40,494

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	19%
DWS High Income Fund	10%
DWS Emerging Markets Fixed Income Fund	8%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	51%
iShares GNMA Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares U.S. Treasury Bond ETF	8%
VanEck JPMorgan EM Local Currency Bond ETF	6%
Vanguard Total International Bond ETF	5%
Vanguard Intermediate-Term Corporate Bond ETF	3%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	23%
DWS Equity 500 Index Fund	16%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	1%
DWS Core Equity Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	4%
iShares MSCI Japan ETF	1%
iShares Core MSCI Europe ETF	1%
Vanguard S&P 500 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares Russell 2000 ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.72%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.72%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016756
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class A
Trading Symbol		PLUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.69%

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.91% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.34% and 0.60%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 10.16%.

The Fund’s overweight in equities relative to fixed income was the largest contributor to relative performance versus the S&P Target Risk Moderate Index, reflecting stocks’ strong outperformance versus bonds in the annual period.

Within equities, the Fund’s overweight in U.S. large caps contributed positively. Overweights in emerging-market stocks and U.S. small caps were also beneficial.

In fixed income, allocations to categories that are not represented in the S&P Target Risk Moderate Index, including emerging-market debt, high yield bonds, investment-grade corporates, and securitized assets, contributed to relative performance. Credit-oriented market segments performed well in the period, reflecting investors’ strong appetite for risk. An underweight in developed-market international bonds detracted from relative performance, as yields climbed in the latter half of the period on growing concerns about stubborn inflation and rising government debt.

The Fund’s allocation to real assets and alternatives — which includes commodity futures, U.S. REITs, global REITs, global infrastructure, and natural resources equities — was an additional contributor. Commodities performed particularly well due to the supply disruptions caused by the conflict in Iran, and natural resources stocks were boosted by both the strength in commodity prices and the rally in the broader equity market.

The Fund used derivatives to adjust its positioning and take advantage of tactical opportunities. Derivatives made a positive net contribution. Equity-index futures were positive in aggregate, and interest-rate futures made a small contribution, as well.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'16	$9,425	$10,000	$10,000	$10,000
'16	$9,445	$10,077	$10,055	$10,033
'16	$9,346	$9,881	$9,776	$9,897
'16	$9,455	$9,988	$9,388	$9,805
'16	$9,574	$10,204	$9,344	$9,909
'17	$9,690	$10,482	$9,450	$10,012
'17	$9,889	$10,770	$9,494	$10,176
'17	$9,900	$10,898	$9,509	$10,243
'17	$10,026	$11,072	$9,616	$10,365
'17	$10,152	$11,293	$9,765	$10,501
'17	$10,163	$11,362	$9,756	$10,527
'17	$10,373	$11,673	$9,920	$10,672
'17	$10,383	$11,715	$10,019	$10,740
'17	$10,520	$11,968	$9,929	$10,808
'17	$10,635	$12,209	$9,891	$10,923
'17	$10,783	$12,448	$10,001	$10,992
'17	$10,895	$12,653	$10,035	$11,076
'18	$11,250	$13,335	$10,155	$11,270
'18	$10,862	$12,779	$10,065	$10,992
'18	$10,773	$12,541	$10,172	$10,992
'18	$10,829	$12,657	$10,009	$10,959
'18	$10,884	$12,708	$9,933	$11,005
'18	$10,862	$12,631	$9,889	$10,980
'18	$11,040	$12,976	$9,873	$11,132
'18	$11,173	$13,095	$9,883	$11,195
'18	$11,184	$13,115	$9,798	$11,181
'18	$10,518	$12,086	$9,688	$10,786
'18	$10,607	$12,254	$9,719	$10,884
'18	$10,061	$11,366	$9,915	$10,664
'19	$10,682	$12,290	$10,066	$11,068
'19	$10,881	$12,632	$10,008	$11,196
'19	$10,998	$12,760	$10,133	$11,379
'19	$11,244	$13,181	$10,103	$11,549
'19	$10,846	$12,394	$10,240	$11,366
'19	$11,315	$13,188	$10,467	$11,740
'19	$11,350	$13,227	$10,438	$11,768
'19	$11,315	$12,891	$10,650	$11,843
'19	$11,443	$13,161	$10,542	$11,919
'19	$11,631	$13,524	$10,612	$12,065
'19	$11,771	$13,861	$10,532	$12,163
'19	$12,046	$14,355	$10,593	$12,338
'20	$12,009	$14,163	$10,728	$12,388
'20	$11,439	$13,001	$10,801	$12,084
'20	$10,113	$11,125	$10,559	$11,276
'20	$10,782	$12,352	$10,766	$11,808
'20	$11,117	$12,923	$10,813	$12,142
'20	$11,303	$13,337	$10,909	$12,344
'20	$11,761	$14,028	$11,257	$12,705
'20	$12,121	$14,880	$11,240	$12,967
'20	$11,835	$14,422	$11,200	$12,801
'20	$11,674	$14,110	$11,210	$12,662
'20	$12,629	$15,901	$11,414	$13,332
'20	$13,033	$16,696	$11,567	$13,625
'21	$13,046	$16,674	$11,466	$13,561
'21	$13,227	$17,126	$11,268	$13,605
'21	$13,473	$17,568	$11,051	$13,733
'21	$13,899	$18,327	$11,191	$14,029
'21	$14,093	$18,603	$11,296	$14,144
'21	$14,261	$18,825	$11,196	$14,263
'21	$14,351	$18,915	$11,345	$14,401
'21	$14,545	$19,382	$11,298	$14,527
'21	$14,118	$18,614	$11,098	$14,201
'21	$14,596	$19,514	$11,071	$14,487
'21	$14,286	$18,985	$11,038	$14,371
'21	$14,760	$19,736	$11,023	$14,594
'22	$14,165	$18,708	$10,797	$14,159
'22	$13,952	$18,282	$10,669	$13,890
'22	$14,094	$18,654	$10,344	$13,786
'22	$13,273	$17,173	$9,777	$13,052
'22	$13,315	$17,181	$9,804	$13,126
'22	$12,493	$15,698	$9,489	$12,548
'22	$13,145	$16,816	$9,691	$13,093
'22	$12,734	$16,222	$9,308	$12,646
'22	$11,785	$14,653	$8,830	$11,879
'22	$12,253	$15,552	$8,769	$12,109
'22	$12,961	$16,733	$9,182	$12,819
'22	$12,545	$16,096	$9,232	$12,490
'23	$13,230	$17,282	$9,535	$13,108
'23	$12,836	$16,801	$9,218	$12,746
'23	$13,113	$17,208	$9,509	$13,088
'23	$13,186	$17,424	$9,551	$13,212
'23	$12,982	$17,211	$9,365	$13,065
'23	$13,434	$18,212	$9,364	$13,369
'23	$13,741	$18,909	$9,429	$13,561
'23	$13,449	$18,364	$9,300	$13,363
'23	$13,011	$17,591	$9,028	$12,952
'23	$12,749	$17,001	$8,920	$12,698
'23	$13,668	$18,570	$9,370	$13,472
'23	$14,287	$19,550	$9,759	$14,040
'24	$14,256	$19,591	$9,625	$14,074
'24	$14,564	$20,406	$9,504	$14,195
'24	$14,981	$21,050	$9,556	$14,472
'24	$14,379	$20,334	$9,315	$14,075
'24	$14,935	$21,158	$9,437	$14,472
'24	$15,043	$21,543	$9,451	$14,632
'24	$15,398	$21,993	$9,712	$14,948
'24	$15,675	$22,504	$9,941	$15,213
'24	$15,938	$23,020	$10,111	$15,466
'24	$15,475	$22,485	$9,772	$15,127
'24	$15,984	$23,360	$9,805	$15,460
'24	$15,510	$22,734	$9,595	$15,159
'25	$15,750	$23,475	$9,649	$15,395
'25	$15,816	$23,268	$9,787	$15,548
'25	$15,423	$22,369	$9,847	$15,324
'25	$15,423	$22,584	$10,137	$15,408
'25	$15,925	$23,890	$10,101	$15,729
'25	$16,406	$24,974	$10,292	$16,162
'25	$16,471	$25,307	$10,139	$16,218
'25	$16,799	$26,004	$10,286	$16,522
'25	$17,214	$26,899	$10,354	$16,853
'25	$17,432	$27,443	$10,327	$17,061
'25	$17,520	$27,478	$10,351	$17,143
'25	$17,587	$27,765	$10,378	$17,186
'26	$17,969	$28,680	$10,475	$17,437
'26	$18,193	$29,134	$10,593	$17,716
'26	$17,385	$27,006	$10,267	$17,072
'26	$18,485	$29,736	$10,395	$17,749
'26	$19,045	$31,221	$10,430	$18,102
'26	$19,001	$31,027	$10,356	$18,101
'26	$18,799	$30,946	$10,301	$17,963
'26	$19,135	$31,813	$10,348	$18,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.91%	5.64%	7.34%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	7.36%	4.40%	6.70%
MSCI ACWI All Cap Index	22.34%	10.42%	12.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
S&P Target Risk Moderate Index	10.16%	4.61%	6.17%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 21,843,091
Holdings Count | Holding		21
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	21,843,091
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	6%
DWS Emerging Markets Fixed Income Fund	4%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	22%
Vanguard Intermediate-Term Corporate Bond ETF	7%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	4%
VanEck JPMorgan EM Local Currency Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	55%
DWS Equity 500 Index Fund	42%
DWS Emerging Markets Equity Fund	5%
DWS Small Cap Core Fund	4%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	9%
iShares Core MSCI Europe ETF	3%
iShares MSCI Japan ETF	3%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Vanguard S&P 500 ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.99%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.99%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016758
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class C
Trading Symbol		PLSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.44%

Gross expense ratio as of the latest prospectus: 2.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 154
Expense Ratio, Percent		1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.20% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.34% and 0.60%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 10.16%.

The Fund’s overweight in equities relative to fixed income was the largest contributor to relative performance versus the S&P Target Risk Moderate Index, reflecting stocks’ strong outperformance versus bonds in the annual period.

Within equities, the Fund’s overweight in U.S. large caps contributed positively. Overweights in emerging-market stocks and U.S. small caps were also beneficial.

In fixed income, allocations to categories that are not represented in the S&P Target Risk Moderate Index, including emerging-market debt, high yield bonds, investment-grade corporates, and securitized assets, contributed to relative performance. Credit-oriented market segments performed well in the period, reflecting investors’ strong appetite for risk. An underweight in developed-market international bonds detracted from relative performance, as yields climbed in the latter half of the period on growing concerns about stubborn inflation and rising government debt.

The Fund’s allocation to real assets and alternatives — which includes commodity futures, U.S. REITs, global REITs, global infrastructure, and natural resources equities — was an additional contributor. Commodities performed particularly well due to the supply disruptions caused by the conflict in Iran, and natural resources stocks were boosted by both the strength in commodity prices and the rally in the broader equity market.

The Fund used derivatives to adjust its positioning and take advantage of tactical opportunities. Derivatives made a positive net contribution. Equity-index futures were positive in aggregate, and interest-rate futures made a small contribution, as well.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,032	$10,077	$10,055	$10,033
'16	$9,905	$9,881	$9,776	$9,897
'16	$10,021	$9,988	$9,388	$9,805
'16	$10,146	$10,204	$9,344	$9,909
'17	$10,257	$10,482	$9,450	$10,012
'17	$10,468	$10,770	$9,494	$10,176
'17	$10,468	$10,898	$9,509	$10,243
'17	$10,590	$11,072	$9,616	$10,365
'17	$10,713	$11,293	$9,765	$10,501
'17	$10,724	$11,362	$9,756	$10,527
'17	$10,935	$11,673	$9,920	$10,672
'17	$10,935	$11,715	$10,019	$10,740
'17	$11,079	$11,968	$9,929	$10,808
'17	$11,202	$12,209	$9,891	$10,923
'17	$11,346	$12,448	$10,001	$10,992
'17	$11,456	$12,653	$10,035	$11,076
'18	$11,817	$13,335	$10,155	$11,270
'18	$11,410	$12,779	$10,065	$10,992
'18	$11,305	$12,541	$10,172	$10,992
'18	$11,351	$12,657	$10,009	$10,959
'18	$11,410	$12,708	$9,933	$11,005
'18	$11,375	$12,631	$9,889	$10,980
'18	$11,561	$12,976	$9,873	$11,132
'18	$11,677	$13,095	$9,883	$11,195
'18	$11,689	$13,115	$9,798	$11,181
'18	$10,990	$12,086	$9,688	$10,786
'18	$11,072	$12,254	$9,719	$10,884
'18	$10,502	$11,366	$9,915	$10,664
'19	$11,136	$12,290	$10,066	$11,068
'19	$11,344	$12,632	$10,008	$11,196
'19	$11,454	$12,760	$10,133	$11,379
'19	$11,698	$13,181	$10,103	$11,549
'19	$11,283	$12,394	$10,240	$11,366
'19	$11,759	$13,188	$10,467	$11,740
'19	$11,783	$13,227	$10,438	$11,768
'19	$11,746	$12,891	$10,650	$11,843
'19	$11,868	$13,161	$10,542	$11,919
'19	$12,051	$13,524	$10,612	$12,065
'19	$12,198	$13,861	$10,532	$12,163
'19	$12,474	$14,355	$10,593	$12,338
'20	$12,423	$14,163	$10,728	$12,388
'20	$11,821	$13,001	$10,801	$12,084
'20	$10,450	$11,125	$10,559	$11,276
'20	$11,129	$12,352	$10,766	$11,808
'20	$11,475	$12,923	$10,813	$12,142
'20	$11,667	$13,337	$10,909	$12,344
'20	$12,128	$14,028	$11,257	$12,705
'20	$12,487	$14,880	$11,240	$12,967
'20	$12,192	$14,422	$11,200	$12,801
'20	$12,013	$14,110	$11,210	$12,662
'20	$12,986	$15,901	$11,414	$13,332
'20	$13,394	$16,696	$11,567	$13,625
'21	$13,394	$16,674	$11,466	$13,561
'21	$13,579	$17,126	$11,268	$13,605
'21	$13,817	$17,568	$11,051	$13,733
'21	$14,241	$18,327	$11,191	$14,029
'21	$14,440	$18,603	$11,296	$14,144
'21	$14,599	$18,825	$11,196	$14,263
'21	$14,679	$18,915	$11,345	$14,401
'21	$14,877	$19,382	$11,298	$14,527
'21	$14,440	$18,614	$11,098	$14,201
'21	$14,904	$19,514	$11,071	$14,487
'21	$14,586	$18,985	$11,038	$14,371
'21	$15,064	$19,736	$11,023	$14,594
'22	$14,445	$18,708	$10,797	$14,159
'22	$14,214	$18,282	$10,669	$13,890
'22	$14,344	$18,654	$10,344	$13,786
'22	$13,508	$17,173	$9,777	$13,052
'22	$13,536	$17,181	$9,804	$13,126
'22	$12,700	$15,698	$9,489	$12,548
'22	$13,349	$16,816	$9,691	$13,093
'22	$12,931	$16,222	$9,308	$12,646
'22	$11,965	$14,653	$8,830	$11,879
'22	$12,426	$15,552	$8,769	$12,109
'22	$13,133	$16,733	$9,182	$12,819
'22	$12,700	$16,096	$9,232	$12,490
'23	$13,392	$17,282	$9,535	$13,108
'23	$12,980	$16,801	$9,218	$12,746
'23	$13,260	$17,208	$9,509	$13,088
'23	$13,319	$17,424	$9,551	$13,212
'23	$13,113	$17,211	$9,365	$13,065
'23	$13,555	$18,212	$9,364	$13,369
'23	$13,849	$18,909	$9,429	$13,561
'23	$13,555	$18,364	$9,300	$13,363
'23	$13,113	$17,591	$9,028	$12,952
'23	$12,833	$17,001	$8,920	$12,698
'23	$13,746	$18,570	$9,370	$13,472
'23	$14,350	$19,550	$9,759	$14,040
'24	$14,319	$19,591	$9,625	$14,074
'24	$14,628	$20,406	$9,504	$14,195
'24	$15,030	$21,050	$9,556	$14,472
'24	$14,427	$20,334	$9,315	$14,075
'24	$14,969	$21,158	$9,437	$14,472
'24	$15,061	$21,543	$9,451	$14,632
'24	$15,402	$21,993	$9,712	$14,948
'24	$15,664	$22,504	$9,941	$15,213
'24	$15,927	$23,020	$10,111	$15,466
'24	$15,463	$22,485	$9,772	$15,127
'24	$15,943	$23,360	$9,805	$15,460
'24	$15,453	$22,734	$9,595	$15,159
'25	$15,692	$23,475	$9,649	$15,395
'25	$15,757	$23,268	$9,787	$15,548
'25	$15,366	$22,369	$9,847	$15,324
'25	$15,366	$22,584	$10,137	$15,408
'25	$15,844	$23,890	$10,101	$15,729
'25	$16,321	$24,974	$10,292	$16,162
'25	$16,343	$25,307	$10,139	$16,218
'25	$16,668	$26,004	$10,286	$16,522
'25	$17,059	$26,899	$10,354	$16,853
'25	$17,298	$27,443	$10,327	$17,061
'25	$17,363	$27,478	$10,351	$17,143
'25	$17,414	$27,765	$10,378	$17,186
'26	$17,788	$28,680	$10,475	$17,437
'26	$17,987	$29,134	$10,593	$17,716
'26	$17,193	$27,006	$10,267	$17,072
'26	$18,251	$29,736	$10,395	$17,749
'26	$18,802	$31,221	$10,430	$18,102
'26	$18,736	$31,027	$10,356	$18,101
'26	$18,516	$30,946	$10,301	$17,963
'26	$18,868	$31,813	$10,348	$18,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.20%	4.87%	6.55%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.20%	4.87%	6.55%
MSCI ACWI All Cap Index	22.34%	10.42%	12.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
S&P Target Risk Moderate Index	10.16%	4.61%	6.17%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 21,843,091
Holdings Count | Holding		21
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	21,843,091
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	6%
DWS Emerging Markets Fixed Income Fund	4%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	22%
Vanguard Intermediate-Term Corporate Bond ETF	7%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	4%
VanEck JPMorgan EM Local Currency Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	55%
DWS Equity 500 Index Fund	42%
DWS Emerging Markets Equity Fund	5%
DWS Small Cap Core Fund	4%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	9%
iShares Core MSCI Europe ETF	3%
iShares MSCI Japan ETF	3%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Vanguard S&P 500 ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.74%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.74%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016759
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class S
Trading Symbol		PPLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$47	0.44%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 14.24% for the period ended August 31, 2026. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.34% and 0.60%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 10.16%.

The Fund’s overweight in equities relative to fixed income was the largest contributor to relative performance versus the S&P Target Risk Moderate Index, reflecting stocks’ strong outperformance versus bonds in the annual period.

Within equities, the Fund’s overweight in U.S. large caps contributed positively. Overweights in emerging-market stocks and U.S. small caps were also beneficial.

In fixed income, allocations to categories that are not represented in the S&P Target Risk Moderate Index, including emerging-market debt, high yield bonds, investment-grade corporates, and securitized assets, contributed to relative performance. Credit-oriented market segments performed well in the period, reflecting investors’ strong appetite for risk. An underweight in developed-market international bonds detracted from relative performance, as yields climbed in the latter half of the period on growing concerns about stubborn inflation and rising government debt.

The Fund’s allocation to real assets and alternatives — which includes commodity futures, U.S. REITs, global REITs, global infrastructure, and natural resources equities — was an additional contributor. Commodities performed particularly well due to the supply disruptions caused by the conflict in Iran, and natural resources stocks were boosted by both the strength in commodity prices and the rally in the broader equity market.

The Fund used derivatives to adjust its positioning and take advantage of tactical opportunities. Derivatives made a positive net contribution. Equity-index futures were positive in aggregate, and interest-rate futures made a small contribution, as well.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,032	$10,077	$10,055	$10,033
'16	$9,916	$9,881	$9,776	$9,897
'16	$10,032	$9,988	$9,388	$9,805
'16	$10,174	$10,204	$9,344	$9,909
'17	$10,297	$10,482	$9,450	$10,012
'17	$10,509	$10,770	$9,494	$10,176
'17	$10,520	$10,898	$9,509	$10,243
'17	$10,655	$11,072	$9,616	$10,365
'17	$10,789	$11,293	$9,765	$10,501
'17	$10,800	$11,362	$9,756	$10,527
'17	$11,023	$11,673	$9,920	$10,672
'17	$11,035	$11,715	$10,019	$10,740
'17	$11,191	$11,968	$9,929	$10,808
'17	$11,325	$12,209	$9,891	$10,923
'17	$11,482	$12,448	$10,001	$10,992
'17	$11,597	$12,653	$10,035	$11,076
'18	$11,976	$13,335	$10,155	$11,270
'18	$11,573	$12,779	$10,065	$10,992
'18	$11,479	$12,541	$10,172	$10,992
'18	$11,538	$12,657	$10,009	$10,959
'18	$11,609	$12,708	$9,933	$11,005
'18	$11,573	$12,631	$9,889	$10,980
'18	$11,775	$12,976	$9,873	$11,132
'18	$11,917	$13,095	$9,883	$11,195
'18	$11,928	$13,115	$9,798	$11,181
'18	$11,218	$12,086	$9,688	$10,786
'18	$11,325	$12,254	$9,719	$10,884
'18	$10,747	$11,366	$9,915	$10,664
'19	$11,398	$12,290	$10,066	$11,068
'19	$11,624	$12,632	$10,008	$11,196
'19	$11,749	$12,760	$10,133	$11,379
'19	$12,012	$13,181	$10,103	$11,549
'19	$11,586	$12,394	$10,240	$11,366
'19	$12,087	$13,188	$10,467	$11,740
'19	$12,125	$13,227	$10,438	$11,768
'19	$12,087	$12,891	$10,650	$11,843
'19	$12,238	$13,161	$10,542	$11,919
'19	$12,438	$13,524	$10,612	$12,065
'19	$12,601	$13,861	$10,532	$12,163
'19	$12,890	$14,355	$10,593	$12,338
'20	$12,850	$14,163	$10,728	$12,388
'20	$12,238	$13,001	$10,801	$12,084
'20	$10,830	$11,125	$10,559	$11,276
'20	$11,534	$12,352	$10,766	$11,808
'20	$11,906	$12,923	$10,813	$12,142
'20	$12,119	$13,337	$10,909	$12,344
'20	$12,611	$14,028	$11,257	$12,705
'20	$12,996	$14,880	$11,240	$12,967
'20	$12,690	$14,422	$11,200	$12,801
'20	$12,518	$14,110	$11,210	$12,662
'20	$13,541	$15,901	$11,414	$13,332
'20	$13,983	$16,696	$11,567	$13,625
'21	$13,997	$16,674	$11,466	$13,561
'21	$14,191	$17,126	$11,268	$13,605
'21	$14,455	$17,568	$11,051	$13,733
'21	$14,914	$18,327	$11,191	$14,029
'21	$15,136	$18,603	$11,296	$14,144
'21	$15,316	$18,825	$11,196	$14,263
'21	$15,413	$18,915	$11,345	$14,401
'21	$15,622	$19,382	$11,298	$14,527
'21	$15,177	$18,614	$11,098	$14,201
'21	$15,691	$19,514	$11,071	$14,487
'21	$15,358	$18,985	$11,038	$14,371
'21	$15,879	$19,736	$11,023	$14,594
'22	$15,238	$18,708	$10,797	$14,159
'22	$15,009	$18,282	$10,669	$13,890
'22	$15,162	$18,654	$10,344	$13,786
'22	$14,276	$17,173	$9,777	$13,052
'22	$14,322	$17,181	$9,804	$13,126
'22	$13,451	$15,698	$9,489	$12,548
'22	$14,154	$16,816	$9,691	$13,093
'22	$13,726	$16,222	$9,308	$12,646
'22	$12,703	$14,653	$8,830	$11,879
'22	$13,207	$15,552	$8,769	$12,109
'22	$13,971	$16,733	$9,182	$12,819
'22	$13,525	$16,096	$9,232	$12,490
'23	$14,282	$17,282	$9,535	$13,108
'23	$13,840	$16,801	$9,218	$12,746
'23	$14,155	$17,208	$9,509	$13,088
'23	$14,234	$17,424	$9,551	$13,212
'23	$14,014	$17,211	$9,365	$13,065
'23	$14,502	$18,212	$9,364	$13,369
'23	$14,833	$18,909	$9,429	$13,561
'23	$14,518	$18,364	$9,300	$13,363
'23	$14,061	$17,591	$9,028	$12,952
'23	$13,777	$17,001	$8,920	$12,698
'23	$14,770	$18,570	$9,370	$13,472
'23	$15,430	$19,550	$9,759	$14,040
'24	$15,413	$19,591	$9,625	$14,074
'24	$15,764	$20,406	$9,504	$14,195
'24	$16,199	$21,050	$9,556	$14,472
'24	$15,563	$20,334	$9,315	$14,075
'24	$16,148	$21,158	$9,437	$14,472
'24	$16,282	$21,543	$9,451	$14,632
'24	$16,667	$21,993	$9,712	$14,948
'24	$16,968	$22,504	$9,941	$15,213
'24	$17,252	$23,020	$10,111	$15,466
'24	$16,767	$22,485	$9,772	$15,127
'24	$17,302	$23,360	$9,805	$15,460
'24	$16,790	$22,734	$9,595	$15,159
'25	$17,075	$23,475	$9,649	$15,395
'25	$17,146	$23,268	$9,787	$15,548
'25	$16,719	$22,369	$9,847	$15,324
'25	$16,743	$22,584	$10,137	$15,408
'25	$17,265	$23,890	$10,101	$15,729
'25	$17,811	$24,974	$10,292	$16,162
'25	$17,859	$25,307	$10,139	$16,218
'25	$18,239	$26,004	$10,286	$16,522
'25	$18,690	$26,899	$10,354	$16,853
'25	$18,928	$27,443	$10,327	$17,061
'25	$19,023	$27,478	$10,351	$17,143
'25	$19,100	$27,765	$10,378	$17,186
'26	$19,516	$28,680	$10,475	$17,437
'26	$19,785	$29,134	$10,593	$17,716
'26	$18,904	$27,006	$10,267	$17,072
'26	$20,078	$29,736	$10,395	$17,749
'26	$20,714	$31,221	$10,430	$18,102
'26	$20,665	$31,027	$10,356	$18,101
'26	$20,445	$30,946	$10,301	$17,963
'26	$20,836	$31,813	$10,348	$18,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	14.24%	5.93%	7.62%
MSCI ACWI All Cap Index	22.34%	10.42%	12.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
S&P Target Risk Moderate Index	10.16%	4.61%	6.17%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 21,843,091
Holdings Count | Holding		21
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	21,843,091
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	6%
DWS Emerging Markets Fixed Income Fund	4%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	22%
Vanguard Intermediate-Term Corporate Bond ETF	7%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	4%
VanEck JPMorgan EM Local Currency Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
Fixed Income - Money Market Funds	3%
DWS Central Cash Management Government Fund	3%
Equity - Equity Funds	55%
DWS Equity 500 Index Fund	42%
DWS Emerging Markets Equity Fund	5%
DWS Small Cap Core Fund	4%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	9%
iShares Core MSCI Europe ETF	3%
iShares MSCI Japan ETF	3%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Vanguard S&P 500 ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.74%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.74%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.